NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401(K) Plan
NONEXEMPT TRANSACTIONS
NONEXEMPT TRANSACTIONS

NOTE K – NONEXEMPT TRANSACTIONS

During 2024, the Plan Sponsor inadvertently failed to deposit approximately $518 of participant contributions and loan repayments within the required time frame as stated by the United States Department of Labor (DOL) regulations. Those funds were funded during 2024 and the earnings, representing less than $1, were credited during 2025.